PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Cost	$ 35,333		$ 37,070
Accumulated depreciation	29,294		29,378
Deprecated cost	6,039		7,692
Depreciation	2,087	$ 2,371
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	12,286		13,011
Accumulated depreciation	11,152		10,944
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	11,296		12,058
Accumulated depreciation	10,146		10,778
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,169		1,431
Accumulated depreciation	846		588
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	2,883		3,094
Accumulated depreciation	1,542		1,941
Security As Service [Member]
Property, Plant and Equipment [Line Items]
Cost	7,699		7,476
Accumulated depreciation	$ 5,608		$ 5,127